Commitments and contingencies (Details Textual) - SEC Investigation into WWI - USD ($) $ in Thousands		12 Months Ended		31 Months Ended
	Sep. 27, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Loss Contingencies [Line Items]
Settlement about to pay to the SEC	$ 4,046
Prejudgment interest	196
Payments for legal settlements		$ 2,529
Total cost and expenses		$ 6,316	$ 9,977	$ 18,110
Civil Penalty
Loss Contingencies [Line Items]
Settlement about to pay to the SEC	1,500
Disgorgement
Loss Contingencies [Line Items]
Settlement about to pay to the SEC	$ 2,350